ACQUIRED INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2017	$ 575
2018	281
2019	0
2020	0
2021	0
Intangible assets, Total	$ 856	$ 1,693